Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Sep. 30, 2025	Mar. 31, 2025
Financial assets
Short-term investments	$ 740	$ 740
Equity investments	294	300
Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	1	2
Total financial liabilities	1	2
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	2,112	1,914
Short-term investments	740	740
Equity investments	294	298
Convertible loans receivable	34	34
Foreign currency forward contracts	8	7
Total financial assets	3,188	2,993
Level 1
Financial assets
Money market funds	2,112	1,914
Short-term investments	740	740
Equity investments	94	98
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	2,946	2,752
Level 1 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	8	7
Total financial assets	8	7
Level 2 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	1	2
Total financial liabilities	1	2
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	200	200
Convertible loans receivable	34	34
Foreign currency forward contracts	0	0
Total financial assets	234	234
Level 3 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0